Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC
Central Index Key	dei_EntityCentralIndexKey	0000924211
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2015
Prospectus Date	rr_ProspectusDate	Apr. 01, 2015
STRATEGIC ALLOCATION: CONSERVATIVE FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	cik0000924211_SupplementTextBlock
The following changes are effective October 1, 2015:

The following language replaces the third paragraph of the Principal Investment Strategies section on page 3 of the prospectus:
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund invests primarily in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 10% of its assets in below investment-grade securities (also known as high-yield securities or “junk bonds”).
The following changes are effective December 1, 2015:

The following replaces the table in the Principal Investment Strategies section on page 3 of the prospectus:

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	45%	49%	6%
Operating Range	39-51%	38-55%	2-20%

STRATEGIC ALLOCATION: MODERATE FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	cik0000924211_SupplementTextBlock
The following changes are effective October 1, 2015:

The following language replaces the third paragraph of the Principal Investment Strategies section on page 8 of the prospectus:
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund invests primarily in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 10% of its assets in below investment-grade securities (also known as high-yield securities or “junk bonds”).
The following changes are effective December 1, 2015:

The following replaces the table in the Principal Investment Strategies section on page 8 of the prospectus:

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	64%	32%	4%
Operating Range	53-73%	21-41%	0-15%